                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09032

                           STI Classic Variable Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

         BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06


ITEM 1. SCHEDULE OF INVESTMENTS.

STI CLASSIC VARIABLE TRUST
CAPITAL APPRECIATION FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                            ---------   -------
COMMON STOCKS (97.9%)
CONSUMER DISCRETIONARY (16.4%)
Advance Auto Parts, Inc.                                       11,000   $   458
Bed Bath & Beyond, Inc. *                                       9,500       365
Dow Jones & Co., Inc. (b)                                       9,800       385
Harley-Davidson, Inc.                                          15,900       825
Home Depot, Inc. (The) (b)                                     16,600       702
Lowe's Cos., Inc.                                              15,000       967
Marriott International, Inc., Cl A                              8,300       569
New York Times Co. (The), Cl A (b)                             13,300       337
Newell Rubbermaid, Inc.                                        18,600       469
NIKE, Inc., Cl B                                                5,500       468
Time Warner, Inc.                                              27,000       453
TJX Cos., Inc. (The)                                           21,000       521
Univision Communications, Inc., Cl A * (b)                     20,200       696
Walt Disney Co. (The)                                          13,900       388
                                                                        -------
                                                                          7,603
                                                                        -------
CONSUMER STAPLES (3.4%)
Colgate-Palmolive Co.                                           7,400       423
Comcast Corp., Cl A *                                          12,000       313
Estee Lauder Cos., Inc. (The), Cl A                            10,000       372
Wal-Mart Stores, Inc.                                          10,000       472
                                                                        -------
                                                                          1,580
                                                                        -------
ENERGY (4.5%)
Anadarko Petroleum Corp.                                        5,300       535
Exxon Mobil Corp.                                              25,500     1,552
                                                                        -------
                                                                          2,087
                                                                        -------
FINANCIALS (15.7%)
American Express Co.                                           16,200       851
American International Group, Inc.                              5,800       383
Chubb Corp. (The)                                              13,400     1,279
Goldman Sachs Group, Inc. (The)                                 4,300       675
JPMorgan Chase & Co.                                           22,400       933
Merrill Lynch & Co., Inc.                                       8,800       693
MGIC Investment Corp.                                          16,000     1,066
Morgan Stanley                                                  5,600       352
SLM Corp.                                                      12,700       660
Wells Fargo & Co.                                               6,000       383
                                                                        -------
                                                                          7,275
                                                                        -------
HEALTH CARE (14.0%)
AmerisourceBergen Corp.                                         7,600       367
Amgen, Inc. *                                                   7,500       546
Baxter International, Inc.                                     31,300     1,214
Becton, Dickinson & Co.                                        16,200       998
Forest Laboratories, Inc. *                                    15,300       683
Health Management Associates, Inc., Cl A                       24,800       535
Pfizer, Inc.                                                   17,600       439
Quest Diagnostics, Inc.                                        11,700       600

Schering-Plough Corp.                                          21,800       414
Tenet Healthcare Corp. * (b)                                   30,500       225
Universal Health Services, Inc., Cl B                           9,300       472
                                                                        -------
                                                                          6,493
                                                                        -------
INDUSTRIALS (18.2%)
Danaher Corp.                                                  12,500       794
Emerson Electric Co.                                            8,100       677
General Electric Co.                                           19,100       664
Honeywell International, Inc.                                  28,100     1,202
Illinois Tool Works, Inc.                                       6,600       636
Lockheed Martin Corp.                                           7,800       586
Raytheon Co.                                                   27,700     1,271
Southwest Airlines Co.                                         25,900       466
Union Pacific Corp.                                             7,700       719
United Parcel Service, Inc., Cl B                               9,100       722
Waste Management, Inc.                                         19,500       688
                                                                        -------
                                                                          8,425
                                                                        -------
INFORMATION TECHNOLOGY (22.6%)
Analog Devices, Inc.                                           14,500       555
Automatic Data Processing, Inc.                                17,300       790
CheckFree Corp. * (b)                                          22,500     1,137
Cisco Systems, Inc. *                                          24,800       537
Comverse Technology, Inc. *                                    23,000       541
Electronic Data Systems Corp. (b)                              12,200       327
International Business Machines Corp.                          11,000       908
Intersil Corp., Cl A (b)                                       14,600       422
LSI Logic Corp. * (b)                                          40,000       462
Maxim Integrated Products, Inc.                                19,500       724
Microsoft Corp.                                                52,000     1,416
Oracle Corp. *                                                 35,900       491
Paychex, Inc.                                                  26,800     1,117
Symantec Corp. *                                               33,300       560
VeriSign, Inc. * (b)                                           17,800       427
                                                                        -------
                                                                         10,414
                                                                        -------
MATERIALS (1.0%)
Rohm & Haas Co.                                                 9,500       464
                                                                        -------
TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc. (b)                                                 20,300       549
Sprint Nextel Corp.                                            16,300       421
                                                                        -------
                                                                            970
                                                                        -------
TOTAL COMMON STOCKS (COST $39,929)                                       45,311
                                                                        -------

SHORT-TERM INVESTMENTS (11.5%)
CSFB Enhanced Liquidity Portfolio (c)                       5,319,705     5,320
                                                                        -------

TOTAL SHORT-TERM INVESTMENTS (COST $5,320)                                5,320
                                                                        -------

MONEY MARKET FUNDS (2.3%)
Federated Prime Value Obligations Fund, Cl I                1,045,236     1,045
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $1,045)                                    1,045
                                                                        -------

TOTAL INVESTMENTS (COST $46,294) (A) - 111.7%                            51,676
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%                          (5,401)
                                                                        -------
NET ASSETS - 100.0%                                                     $46,275
                                                                        =======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $40,988 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $ 6,426
Unrealized Depreciation .................    (1,058)
                                            -------
Unrealized Appreciation (Depreciation) ..   $ 5,368
                                            =======

(b) This security or a partial position of the security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 in thousands was $5,162.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
FOREIGN COMMON STOCKS (95.6%)
AUSTRALIA (3.7%)
Australia & New Zealand Banking Group Ltd.                        1,589   $   30
BHP Billiton Ltd.                                                   200        4
Caltex Australia Ltd.                                               200        3
CSR Ltd.                                                          1,000        3
David Jones Ltd.                                                  1,400        3
Downer EDI Ltd.                                                   2,118       13
James Hardie Industries NV                                          400        3
OneSteel Ltd.                                                     1,000        3
Promina Group Ltd.                                                5,720       22
Qantas Airways Ltd.                                               6,679       17
QBE Insurance Group Ltd.                                            203        3
Rio Tinto Group Ltd. (d)                                            542       31
St. George Bank Ltd.                                              1,161       26
UXC Ltd. (b)                                                        207        0
Westpac Banking Corp.                                             1,604       27
Woodside Petroleum Ltd.                                             100        3
                                                                          ------
                                                                             191
                                                                          ------
BELGIUM (0.5%)
Fortis                                                              177        6
Fortis SA                                                           539       20
                                                                          ------
                                                                              26
                                                                          ------
DENMARK (0.6%)
Danske Bank A/S                                                     782       29
                                                                          ------
FINLAND (1.8%)
Fortum Corp.                                                      1,040       26
Nokia Corp., Cl A                                                 2,605       54
Tietoenator Oyj                                                     320       13
                                                                          ------
                                                                              93
                                                                          ------
FRANCE (10.3%)
Air France-KLM                                                      500       12
Atos Origin SA *                                                    237       18
AXA                                                               1,421       50
BNP Paribas                                                         666       61
BNP Paribas *                                                        66        6
Bouygues SA                                                         168        9
Compagnie de Saint-Gobain                                           322       22
France Telecom SA                                                 1,315       30
Lafarge SA                                                          311       35
PSA Peugeot Citroen SA                                              201       13
Sanofi-Aventis                                                      359       34
Schneider Electric SA                                               250       27
Societe Generale                                                    320       48
SUEZ SA                                                           1,003       40
TOTAL SA                                                            201       53
VINCI SA                                                            356       35

Vivendi Universal SA                                              1,335       46
                                                                          ------
                                                                             539
                                                                          ------
GERMANY (8.3%)
Adidas-Salomon AG                                                   136       27
Allianz AG                                                          278       46
BASF AG                                                             505       40
Bayer AG                                                            214        9
Continental AG                                                      310       34
DaimlerChrysler AG                                                  241       14
Deutsche Bank AG                                                    247       28
Deutsche Telekom AG                                               1,800       30
E.ON AG                                                             432       48
Fresenius AG-Preferred                                               95       17
MAN AG                                                              462       32
PUMA Rudolf Dassler Sport AG *                                       65       25
SAP AG                                                              102       22
Schering AG                                                         388       40
ThyssenKrupp AG                                                     800       23
                                                                          ------
                                                                             435
                                                                          ------
HONG KONG (1.7%)
China Mobile Ltd.                                                 3,500       18
China Resources Power Holdings Co. Ltd.                          10,000        7
CNOOC Ltd.                                                       18,800       15
Guoco Group Ltd.                                                  2,000       26
Wing Hang Bank Ltd.                                               2,500       21
                                                                          ------
                                                                              87
                                                                          ------
IRELAND (0.7%)
CRH PLC                                                             976       34
                                                                          ------
ITALY (2.0%)
Banca Intesa SpA                                                  5,533       33
Benetton Group SpA                                                  883       13
Eni SpA                                                           1,604       45
UniCredito Italiano SpA                                           1,884       14
                                                                          ------
                                                                             105
                                                                          ------
JAPAN (24.7%)
Aisin Seiki Co. Ltd.                                                400       16
Amano Corp.                                                         500        9
Astellas Pharma, Inc.                                               400       15
Brother Industries Ltd.                                           1,000       11
Canon, Inc.                                                         400       26
Central Japan Railway Co.                                             2       20
Daicel Chemical Industries Ltd.                                   2,400       20
Daiichi Sankyo Co. Ltd.                                             600       14
Daiwa Securities Group, Inc.                                      3,000       40
DENSO Corp.                                                         500       20
East Japan Railway Co.                                                1        7
Electric Power Development Co. Ltd.                                 720       23
EXEDY Corp.                                                         300       10
Fujikura Ltd.                                                     2,000       23
Fujitsu Ltd.                                                      1,000        8
Honda Motor Co. Ltd.                                                502       31
Ibiden Co. Ltd.                                                     100        5
ITOCHU Corp.                                                      1,000        9
KDDI Corp.                                                            2       11
Keisei Electric Railway Co. Ltd.                                  1,000        7
Kitz Corp.                                                        3,000       29
Komatsu Ltd.                                                      2,000       38
Kubota Corp.                                                      3,000       32
Lawson, Inc.                                                        100        4

Makita Corp.                                                        400       12
Matsushita Electric Industrial Co. Ltd.                           1,000       22
Mitsubishi Corp.                                                  1,900       43
Mitsubishi Tokyo Financial Group, Inc.                                4       61
Mitsubishi UFJ Securities Co. Ltd.                                1,000       16
Mitsui Fudosan Co. Ltd.                                           1,000       23
Mitsui O.S.K. Lines Ltd.                                          3,000       20
Mitsui Trust Holdings, Inc.                                       1,000       15
Mizuho Financial Group, Inc.                                          6       49
NGK Spark Plug Co. Ltd.                                           1,000       23
Nidec Corp.                                                         100        8
Nihon Parkerizing Co. Ltd.                                        1,000       15
Nikko Cordial Corp.                                               1,600       27
Nippon Telegraph & Telephone Corp.                                    4       17
NSK Ltd.                                                          3,000       26
Okinawa Electric Power Co., Inc. (The)                              500       30
ORIX Corp.                                                           90       28
Ricoh Co. Ltd.                                                    1,000       20
Ryohin Keikaku Co. Ltd.                                             300       25
Sankyo Co. Ltd.                                                     300       21
Sega Sammy Holdings, Inc.                                           600       24
Shin-Etsu Chemical Co. Ltd.                                         400       22
Sompo Japan Insurance, Inc.                                       1,000       15
Sumitomo Chemical Co. Ltd.                                        1,000        8
Sumitomo Corp.                                                    3,000       43
Sumitomo Electric Industries Ltd.                                   600       10
Sumitomo Metal Industries Ltd.                                    5,000       21
Sumitomo Mitsui Financial Group, Inc.                                 3       33
Takeda Pharmaceutical Co. Ltd.                                      600       34
Tokyo Ohka Kogyo Co. Ltd.                                           700       22
Tokyo Steel Manufacturing Co. Ltd.                                  700       14
Toyota Motor Corp.                                                1,413       77
Trans Cosmos, Inc.                                                  200        6
Tsubakimoto Chain Co.                                             2,000       15
Yamaha Motor Co. Ltd.                                               600       15
Yamatake Corp.                                                      300        7
                                                                          ------
                                                                           1,295
                                                                          ------
NETHERLANDS (3.8%)
ABN AMRO Holding NV                                               1,664       50
Akzo Nobel NV                                                       484       26
ASML Holding NV *                                                   500       10
ING Groep NV                                                      1,362       53
Royal KPN NV                                                      1,568       18
Royal Philips Electronics NV                                      1,213       41
                                                                          ------
                                                                             198
                                                                          ------
NEW ZEALAND (0.6%)
Fletcher Building Ltd.                                            4,348       24
Warehouse Group Ltd. (The)                                        3,795        9
                                                                          ------
                                                                              33
                                                                          ------
NORWAY (2.1%)
DNB NOR ASA                                                       1,200       16
Norsk Hydro ASA                                                     235       33
Orkla ASA                                                           790       39
Telenor ASA                                                       1,850       20
                                                                          ------
                                                                             108
                                                                          ------
PORTUGAL (0.3%)
Energias de Portugal SA                                           3,468       14
                                                                          ------

SINGAPORE (1.1%)
Jurong Technologies Industrial Corp. Ltd.                        10,000       10
SembCorp Industries Ltd.                                          8,000       17
United Overseas Bank Ltd.                                         3,000       29
                                                                          ------
                                                                              56
                                                                          ------
SOUTH KOREA (0.1%)
Samsung Securities Co. Ltd. *                                       100        5
                                                                          ------
SPAIN (2.4%)
Banco Santander Central Hispano SA                                3,208       47
Endesa SA                                                           276        9
Repsol YPF SA                                                     1,177       33
Telefonica SA                                                     1,645       26
Union Fenosa SA                                                     262       10
                                                                          ------
                                                                             125
                                                                          ------
SWEDEN (2.7%)
Alfa Laval AB                                                       400       11
Autoliv, Inc.                                                       261       15
Nordea Bank AB                                                    1,010       12
Sandvik AB                                                          383       23
Svenska Handelsbanken AB, Cl A                                      680       19
Swedish Match AB                                                  1,400       19
Telefonaktiebolaget LM Ericsson                                  11,220       42
                                                                          ------
                                                                             141
                                                                          ------
SWITZERLAND (5.9%)
Credit Suisse Group                                                 940       53
Nestle SA                                                           215       64
Novartis AG                                                       1,304       73
Roche Holding Ltd.                                                  270       40
UBS AG                                                              350       38
Zurich Financial Services *                                         178       42
                                                                          ------
                                                                             310
                                                                          ------
UNITED KINGDOM (22.3%)
Alliance UniChem PLC                                              1,338       21
Anglo American PLC                                                  960       37
Anglo Irish Bank Corp. PLC                                        1,395       23
AstraZeneca PLC                                                   1,282       65
Aviva PLC                                                         2,530       35
AWG PLC                                                           1,097       22
Barratt Developments PLC                                            900       17
BHP Billiton PLC                                                  2,418       44
Bodycote International PLC                                        4,800       23
BP PLC                                                            8,808      102
Bradford & Bingley PLC                                            2,581       22
British Airways PLC *                                             4,796       29
British American Tobacco PLC                                      1,745       42
BT Group PLC                                                      7,640       29
CRH PLC (b)                                                           8        0
Enterprise Inns PLC                                               2,200       36
First Choice Holidays PLC                                         7,099       27
GlaxoSmithKline PLC                                               2,138       56
HBOS PLC                                                          3,050       51
HSBC Holdings PLC                                                 5,621       95
National Grid PLC                                                 3,200       32
Old Mutual PLC                                                    5,414       19
Royal & Sun Alliance Insurance Group PLC                         10,414       25
Royal Bank of Scotland Group PLC (The)                            2,343       76
Royal Dutch Shell PLC, Cl A                                       2,595       81

Royal Dutch Shell PLC, Cl B                                       1,114       36
Scottish & Newcastle PLC                                          1,700       15
Taylor Woodrow PLC                                                2,100       15
Tomkins PLC                                                       3,600       21
Vodafone Group PLC                                               30,644       64
WH Smith PLC                                                      1,412       10
                                                                          ------
                                                                           1,170
                                                                          ------
TOTAL FOREIGN COMMON STOCKS (COST $3,375)                                  4,994
                                                                          ------
RIGHTS (0.0%)
FRANCE (0.0%)
Vinci SA, expiring 04/13/06                                         356        1
                                                                          ------
TOTAL RIGHTS (COST $2)                                                         1
                                                                          ------
SHORT-TERM INVESTMENTS (0.8%)
Brown Brothers Harriman & Co.,                                   10,603       11
Cayman Islands Cash Sweep
CSFB Enhanced Liquidity Portfolio (c)                            29,600       29
                                                                          ------
TOTAL SHORT-TERM INVESTMENTS (COST $40)                                       40
                                                                          ------
TOTAL INVESTMENTS (COST $3,417) (A) - 96.4%                                5,035
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%                                 190
                                                                          ------
NET ASSETS - 100.0%                                                       $5,225
                                                                          ======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $3,514 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation.................   $1,503
Unrealized Depreciation.................      (12)
                                           ------
Unrealized Appreciation (Depreciation)..   $1,491
                                           ======

(b)  Market value is less than one thousand dollars.

(c) This security was purchased with cash collateral held from securities lending.

(d) This security or a partial position of the security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 in thousands was $28.

Cl - Class

PLC - Public Limited Company

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of March 31, 2006, were as follows (unaudited):


Consumer Discretionary                                   11.9%
Consumer Staples                                           3.6
Energy                                                     8.0
Financials                                                29.2
Health Care                                                7.8
Industrials                                               12.3
Information Technology                                     4.9
Materials                                                  7.8
Short-Term Investments                                     0.8
Telecommunication Services                                 5.1
Utilities                                                  5.0


SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
INVESTMENT GRADE BOND FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                             SHARES
                                                              OR
                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                          -----------   --------
ASSET BACKED SECURITIES (5.5%)
AUTOMOBILE ABS (5.5%)
Americredit Automobile Receivables Trust, Ser 2002-D,
Cl A4, 3.400%, 04/13/09                                   $       166   $   165
Daimler Chrysler Auto Trust, Ser 2004-B, Cl A3, 3.180%,
09/08/08                                                          205       203
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4, 3.740%,
02/08/10                                                           65        63
Honda Auto Receivables Owner Trust, Ser 2006-1, Cl A3,
5.070%, 02/18/10                                                   35        35
Onyx Acceptance Auto Trust, Ser 2003-D, Cl A4, 3.200%,
03/15/10                                                          250       246
                                                                        -------
TOTAL ASSET BACKED SECURITIES (COST $714)                                   712
                                                                        -------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.9%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4,
Cl A3, 4.128%, 07/10/42                                            55        53
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser
2005-CD1, Cl A4, 5.225%, 07/15/44 (e)                              75        74
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser
2006-CD2, Cl A4, 5.545%, 01/15/46 (e)                              40        39
GE Capital Commercial Mortgage Corp., Ser 2006-C1, Cl
A4, 5.519%, 03/10/44 (e)                                           60        59
GS Mortgage Securities Corp. II, Ser 2006-GG6, Cl A2,
5.506%, 04/10/38 (e)                                               75        75
Wachovia Bank Commercial Mortgage                                  70        69
                                                                        -------
Trust, Ser 2006-C23, Cl A4, 5.418%, 01/15/45 (e)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $374)                       369
                                                                        -------
CORPORATE BONDS (20.0%)
AEROSPACE/DEFENSE (0.5%)
United Technologies Corp., 4.875%, 05/01/15                        65        62
                                                                        -------
AIRLINES (0.2%)
Southwest Airlines Co., 5.125%, 03/01/17                           35        32
                                                                        -------
BANKS (0.7%)
Bank of America Corp., 7.400%, 01/15/11                            80        86
                                                                        -------

COMMERCIAL SERVICES (0.2%)
ERAC USA Finance Co., 5.600%, 05/01/15 (d)                         30        29
                                                                        -------
COSMETICS/PERSONAL CARE (0.7%)
Avon Products, Inc., 5.125%, 01/15/11                              95        93
                                                                        -------
DIVERSIFIED FINANCIAL SERVICES (5.3%)
CIT Group, Inc., 5.125%, 09/30/14                                  65        62
Citigroup, Inc., 5.125%, 05/05/14                                  20        19
Citigroup, Inc., 5.850%, 12/11/34                                  35        34
Fund American Cos., Inc., 5.875%, 05/15/13                         85        84
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13                  90        85
HSBC Holdings PLC, 7.625%, 05/17/32                                35        41
International Lease Finance Corp., Ser Q, 5.250%,
01/10/13                                                           35        34
John Deere Capital Corp., 3.900%, 01/15/08                         15        15
JPMorgan Chase & Co., 6.625%, 03/15/12                            100       106
Lazard Group LLC, 7.125%, 05/15/15                                110       115
Morgan Stanley, 5.300%, 03/01/13                                   75        73
                                                                        -------
                                                                            668
                                                                        -------
ELECTRIC (1.5%)
Exelon Corp., 4.900%, 06/15/15                                     65        60
Exelon Corp., 5.625%, 06/15/35                                     65        59
Pacific Gas & Electric Co., 6.050%, 03/01/34                       65        65
                                                                        -------
                                                                            184
                                                                        -------
ENTERTAINMENT (0.2%)
GTECH Holdings Corp., 4.750%, 10/15/10                             30        29
                                                                        -------
INSURANCE (0.1%)
Metlife, Inc., 5.700%, 06/15/35                                    15        14
                                                                        -------
INVESTMENT COMPANIES (0.2%)
Credit Suisse First Boston USA, Inc., 6.500%, 01/15/12             30        31
                                                                        -------
MEDIA (0.8%)
Cox Communications, Inc., 4.625%, 06/01/13                         35        32
News America Holdings, Inc., 6.200%, 12/15/34                      35        33
Time Warner, Inc., 7.625%, 04/15/31                                35        38
                                                                        -------
                                                                            103
                                                                        -------
MINING (0.2%)
Alcan, Inc., 5.750%, 06/01/35                                      30        28
                                                                        -------
MISCELLANEOUS MANUFACTURER (1.2%)
General Electric Co., 5.000%, 02/01/13                            165       160
                                                                        -------
OIL & GAS (0.7%)
Devon Financing Corp. ULC, 7.875%, 09/30/31                        45        54
Enterprise Products Operating LP, Ser B, 5.750%,
03/01/35                                                           40        36
                                                                        -------

                                                                             90
                                                                        -------
PHARMACEUTICALS (0.3%)
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16                  25        24
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36                  15        14
                                                                        -------
                                                                             38
                                                                        -------
PIPELINES (0.9%)
Centerpoint Energy Resources Corp., Ser B, 7.875%,
04/01/13                                                           50        56
Kinder Morgan, Inc., 6.400%, 01/05/36                              65        63
                                                                        -------
                                                                            119
                                                                        -------
REITS (0.1%)
Simon Property Group LP, 6.375%, 11/15/07                          15        15
                                                                        -------
RETAIL (1.2%)
Federated Department Stores, Inc., 6.900%, 04/01/29                15        16
Woolworths Ltd., 5.550%, 11/15/15 (d)                             145       141
                                                                        -------
                                                                            157
                                                                        -------
TELECOMMUNICATIONS (5.0%)
AT&T, Inc., 5.100%, 09/15/14                                      145       139
BellSouth Corp., 5.200%, 09/15/14                                 110       105
Cisco Systems, Inc., 5.500%, 02/22/16                              85        84
Comcast Corp., 4.950%, 06/15/16                                    60        55
Comcast Corp., 6.450%, 03/15/37                                    40        38
Telecom Italia Capital SA, 5.250%, 10/01/15                        80        74
Verizon Communications, Inc., 5.850%, 09/15/35                     35        31
Vodafone Group PLC, 5.500%, 06/15/11                              110       110
                                                                        -------
                                                                            636
                                                                        -------
TOTAL CORPORATE BONDS (COST $2,644)                                       2,574
                                                                        -------

U.S. GOVERNMENT AGENCY SECURITIES (19.0%)
FANNIE MAE (6.1%)
4.500%, 10/15/08                                                  800       790
                                                                        -------
FREDDIE MAC (12.9%)
3.625%, 02/15/08 (b)                                            1,700     1,656
                                                                        -------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $2,464)                     2,446
                                                                        -------
U.S. TREASURY OBLIGATIONS (49.4%)
U.S. TREASURY BONDS (8.7%)
4.500%, 02/15/36 (b)                                            1,190     1,117
                                                                        -------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (5.4%)
1.625%, 01/15/15                                                  710       696
                                                                        -------
U.S. TREASURY NOTES (35.3%)
2.250%, 04/30/06                                                  140       140
4.625%, 02/29/08 (b)                                              960       955
3.375%, 12/15/08 (b)                                              200       193
4.500%, 02/15/09                                                   50        50
6.000%, 08/15/09                                                  835       865

4.250%, 10/15/10 (b)                                              895       874
4.500%, 02/28/11 (b)                                              815       803
4.250%, 08/15/13 (b)                                              675       649
                                                                        -------
                                                                          4,529
                                                                        -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,508)                             6,342
                                                                        -------
SHORT-TERM INVESTMENTS (43.6%)
CSFB Enhanced Liquidity Portfolio (c)                       5,600,700     5,601
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS (COST $5,601)                                5,601
                                                                        -------
MONEY MARKET FUNDS (2.7%)
CASH EQUIVALENT (2.7%)
Federated Prime Value Money Market Fund                       349,875       350
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $350)                                        350
                                                                        -------
TOTAL INVESTMENTS (COST $18,655) (A) - 143.1%                            18,394
LIABILITIES IN EXCESS OF OTHER ASSETS - (43.1)%                          (5,544)
                                                                        -------
NET ASSETS - 100.0%                                                     $12,850
                                                                        =======

----------
(a) Cost for federal income tax purposes is $13,073 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $   7
Unrealized Depreciation .................    (287)
                                            -----
Unrealized Appreciation (Depreciation) ..   $(280)
                                            =====

(b) This security or a partial position of the security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 in thousands was $5,406.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Variable rate security. Rate presented represents rate in effect at March 31, 2006. Maturity date represents actual maturity date

Cl - Class

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Ser - Series

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
LARGE CAP RELATIVE VALUE FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (99.0%)
CONSUMER DISCRETIONARY (9.0%)
Advance Auto Parts, Inc.                                        4,000    $   167
CBS Corp., Cl B                                                 4,000         96
Kohl's Corp. *                                                  2,500        133
Lowe's Cos., Inc.                                               2,000        129
Meredith Corp.                                                  3,000        167
NIKE, Inc., Cl B                                                  600         51
Target Corp.                                                    1,000         52
Viacom, Inc., Cl B *                                            3,500        136
Walt Disney Co. (The)                                           5,000        139
                                                                         -------
                                                                           1,070
                                                                         -------
CONSUMER STAPLES (10.1%)
Anheuser-Busch Cos., Inc.                                       3,000        128
Archer Daniels Midland Co.                                      1,790         60
Diageo PLC ADR                                                  3,000        190
General Mills, Inc.                                             3,000        152
PepsiCo, Inc.                                                   2,000        116
Procter & Gamble Co. (The)                                      1,800        104
Unilever PLC ADR                                                4,500        185
Wal-Mart Stores, Inc.                                           3,100        146
Wm. Wrigley Jr. Co.                                             1,900        122
                                                                         -------
                                                                           1,203
                                                                         -------
ENERGY (10.8%)
Anadarko Petroleum Corp.                                        1,000        101
Baker Hughes, Inc.                                              3,000        204
Burlington Resources, Inc.                                      2,000        184
Chevron Corp.                                                   3,000        174
ConocoPhillips                                                  2,400        152
Exxon Mobil Corp.                                               3,000        183
Royal Dutch Shell PLC ADR, Cl A                                 3,000        187
Transocean, Inc. *                                              1,300        104
                                                                         -------
                                                                           1,289
                                                                         -------
FINANCIALS (23.8%)
American International Group, Inc.                              3,000        198
Ameriprise Financial, Inc.                                      4,000        180
Bank of America Corp.                                           3,500        159
Berkshire Hathaway, Inc., Cl B *                                   75        226
Cincinnati Financial Corp.                                      4,200        177
CIT Group, Inc.                                                 3,000        161
Citigroup, Inc.                                                 5,300        251
Fifth Third Bancorp                                             3,000        118
Genworth Financial, Inc., Cl A                                  5,000        167
Goldman Sachs Group, Inc. (The)                                   750        118
Morgan Stanley                                                  2,500        157
New York Community Bancorp, Inc.                               10,000        175
Principal Financial Group, Inc. (b)                             3,500        171
State Street Corp.                                              2,000        121
U.S. Bancorp                                                    4,400        134

Wachovia Corp.                                                  4,000        224
Wells Fargo & Co.                                               1,825        117
                                                                         -------
                                                                           2,854
                                                                         -------
HEALTH CARE (12.0%)
Abbott Laboratories                                             4,000        170
Amgen, Inc. *                                                   2,000        146
Boston Scientific Corp. * (b)                                  10,000        230
Bristol-Myers Squibb Co.                                        7,529        185
Eli Lilly & Co.                                                 3,150        174
Johnson & Johnson                                               3,000        178
Pfizer, Inc.                                                    9,000        224
WellPoint, Inc. *                                               1,600        124
                                                                         -------
                                                                           1,431
                                                                         -------
INDUSTRIALS (10.0%)
3M Co.                                                          2,500        189
Cendant Corp.                                                   8,000        139
Dover Corp.                                                     4,000        195
Emerson Electric Co.                                            1,500        125
General Electric Co.                                            4,000        139
Goodrich Corp.                                                  4,500        197
Ingersoll-Rand Co. Ltd., Cl A                                   3,600        150
Textron, Inc.                                                     600         56
                                                                         -------
                                                                           1,190
                                                                         -------
INFORMATION TECHNOLOGY (12.0%)
Accenture Ltd., Cl A                                            6,000        180
Applied Materials, Inc.                                        10,000        175
Cisco Systems, Inc. *                                           6,000        130
First Data Corp.                                                4,500        212
Intel Corp.                                                     6,000        116
International Business Machines Corp.                           1,800        148
Microsoft Corp.                                                 6,000        163
Nokia Corp. ADR (b)                                             9,000        186
Texas Instruments, Inc. (b)                                     3,600        117
                                                                         -------
                                                                           1,427
                                                                         -------
MATERIALS (3.2%)
E.I. du Pont de Nemours & Co.                                   3,000        127
Praxair, Inc.                                                   2,700        148
Sonoco Products Co.                                             3,000        102
                                                                         -------
                                                                             377
                                                                         -------
TELECOMMUNICATION SERVICES (4.0%)
ALLTEL Corp.                                                    1,800        117
BellSouth Corp.                                                 4,500        156
Vodafone Group PLC ADR                                         10,000        208
                                                                         -------
                                                                             481
                                                                         -------
UTILITIES (4.1%)
American Electric Power Co., Inc. (b)                           1,000         34
Edison International                                            4,000        165
Entergy Corp.                                                   1,500        103
Exelon Corp.                                                    2,000        106
SCANA Corp.                                                     2,000         78
                                                                         -------
                                                                             486
                                                                         -------
TOTAL COMMON STOCKS (COST $9,988)                                         11,808
                                                                         -------

SHORT-TERM INVESTMENTS (5.8%)
CSFB Enhanced Liquidity Portfolio (c)                         694,530        695
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS (COST $695)                                     695
                                                                         -------

MONEY MARKET FUNDS (0.3%)
Federated Prime Value Obligations Fund, Cl I                   35,281         35
                                                                         -------
TOTAL MONEY MARKET FUNDS (COST $35)                                           35
                                                                         -------
TOTAL INVESTMENTS (COST $10,718) (A) - 105.1%                             12,538
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%                             (613)
                                                                         -------
NET ASSETS - 100.0%                                                      $11,925
                                                                         =======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $10,045 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .................   $2,033
Unrealized Depreciation .................     (235)
                                            ------
Unrealized Appreciation (Depreciation) ..   $1,798
                                            ======

(b) This security or a partial position of the security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 in thousands was $665.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt

Cl  - Class

PLC - Public Limited Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
LARGE CAP VALUE EQUITY FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                              SHARES
                                                                OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (98.6%)
CONSUMER DISCRETIONARY (6.2%)
Federated Department Stores, Inc.                              12,488   $   911
Foot Locker, Inc.                                              13,800       330
New York Times Co. (The), Cl A (b)                             12,000       304
OfficeMax, Inc.                                                 8,436       255
Pulte Homes, Inc.                                               8,600       330
Time Warner, Inc.                                              17,950       301
                                                                        -------
                                                                          2,431
                                                                        -------
CONSUMER STAPLES (7.4%)
Alberto-Culver Co.                                              9,607       425
Colgate-Palmolive Co.                                          14,700       840
J.M. Smucker Co. (The) (b)                                      7,788       309
Kimberly-Clark Corp.                                            7,100       410
PepsiCo, Inc.                                                  10,150       587
Sysco Corp.                                                    10,050       322
                                                                        -------
                                                                          2,893
                                                                        -------
ENERGY (12.6%)
Amerada Hess Corp.                                              3,700       527
Arch Coal, Inc.                                                 4,450       338
Chevron Corp.                                                  14,150       820
ConocoPhillips                                                 13,900       878
Exxon Mobil Corp.                                              17,100     1,041
Marathon Oil Corp.                                             13,450     1,024
Questar Corp.                                                   4,500       315
                                                                        -------
                                                                          4,943
                                                                        -------
FINANCIALS (22.2%)
A.G. Edwards, Inc.                                              7,550       376
Astoria Financial Corp.                                        11,850       367
Bank of America Corp.                                          18,250       832
Bank of New York Co., Inc. (The)                               19,050       687
Bear Stearns & Co., Inc.                                        5,500       763
Citigroup, Inc.                                                 9,291       439
Colonial BancGroup, Inc. (The)                                 13,400       335
Compass Bancshares, Inc.                                        6,910       350
Genworth Financial, Inc., Cl A                                  9,400       314
JPMorgan Chase & Co.                                           10,545       439
Lincoln National Corp.                                          8,050       439
Merrill Lynch & Co., Inc.                                       5,400       425
Morgan Stanley                                                  6,100       383
Northern Trust Corp.                                            7,050       370
Regions Financial Corp.                                         9,603       338
Torchmark Corp. (b)                                             5,544       317
U.S. Bancorp                                                   13,700       418
Wachovia Corp.                                                  7,600       426
Washington Mutual, Inc. (b)                                     7,700       328
XL Capital Ltd., Cl A                                           6,100       391
                                                                        -------
                                                                          8,737
                                                                        -------

HEALTH CARE (9.7%)
Abbott Laboratories                                            14,350       609
Becton, Dickinson & Co.                                         5,097       314
Cooper Cos., Inc. (The) (b)                                     6,400       346
Health Management Associates, Inc., Cl A                       15,600       336
PerkinElmer, Inc.                                               8,846       208
Pfizer, Inc.                                                   32,300       805
Universal Health Services, Inc., Cl B                           6,700       340
Wyeth                                                          17,250       837
                                                                        -------
                                                                          3,795
                                                                        -------
INDUSTRIALS (20.9%)
American Power Conversion Corp.                                10,200       236
Cooper Industries Ltd., Cl A (b)                                3,950       343
Emerson Electric Co.                                            3,977       333
Forward Air Corp.                                               2,735       102
General Electric Co.                                           24,600       855
Honeywell International, Inc.                                  19,950       853
Illinois Tool Works, Inc.                                       8,800       848
ITT Industries, Inc.                                           14,850       835
J. B. Hunt Transport Services, Inc.                             9,697       209
MSC Industrial Direct Co., Inc., Cl A                           7,250       392
Pall Corp.                                                     10,784       336
Parker Hannifin Corp.                                           4,750       383
Pitney Bowes, Inc.                                              6,883       295
R.R. Donnelley & Sons Co.                                       8,250       270
Rockwell Automation, Inc. (b)                                   8,750       629
Ryder System, Inc.                                              6,100       273
United Parcel Service, Inc., Cl B                               5,650       448
UTI Worldwide, Inc.                                             4,800       152
Waste Management, Inc.                                         11,150       394
                                                                        -------
                                                                          8,186
                                                                        -------
INFORMATION TECHNOLOGY (4.4%)
Automatic Data Processing, Inc.                                 9,400       430
Diebold, Inc.                                                   6,845       281
First Data Corp.                                                7,350       344
Harris Corp.                                                    6,197       293
Jack Henry & Associates, Inc. (b)                              16,566       379
                                                                        -------
                                                                          1,727
                                                                        -------
MATERIALS (6.0%)
Alcoa, Inc.                                                    13,050       399
E.I. du Pont de Nemours & Co.                                   7,900       333
International Flavors & Fragrances, Inc.                        9,393       322
MeadWestvaco Corp.                                             10,950       299
Praxair, Inc.                                                   8,000       441
Sigma-Aldrich Corp. (b)                                         5,206       343
Valspar Corp. (The)                                             7,950       222
                                                                        -------
                                                                          2,359
                                                                        -------
TELECOMMUNICATION SERVICES (4.3%)
ALLTEL Corp.                                                    9,468       613
Sprint Nextel Corp.                                            17,400       450
Verizon Communications, Inc.                                   18,140       618
                                                                        -------
                                                                          1,681
                                                                        -------
UTILITIES (4.9%)
Cinergy Corp.                                                   9,150       416
Dominion Resources, Inc. (b)                                    6,339       438
Entergy Corp.                                                   6,850       472
PPL Corp.                                                      20,241       594
                                                                        -------
                                                                          1,920
                                                                        -------

TOTAL COMMON STOCKS (COST $33,537)                                       38,672
                                                                        -------
SHORT-TERM INVESTMENTS (7.8%)
CSFB Enhanced Liquidity Portfolio (c)                       3,056,400     3,056
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS (COST $3,056)                                3,056
                                                                        -------
MONEY MARKET FUNDS (6.0%)
Federated Government Obligations Fund                       1,831,249     1,831
Federated Prime Value Obligations Fund, Cl I                  508,541       509
                                                                        -------
TOTAL MONEY MARKET FUNDS (COST $2,340)                                    2,340
                                                                        -------
TOTAL INVESTMENTS (COST $38,933) (A) - 112.4%                            44,068
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.4)%                          (4,859)
                                                                        -------
NET ASSETS - 100.0%                                                     $39,209
                                                                        =======

----------
(a) Cost for federal income tax purposes is $35,902 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation .....................   $5,418
Unrealized Depreciation .....................     (309)
                                                ------
Unrealized Appreciation (Depreciation) ......   $5,109
                                                ======

(b) This security or a partial position of the security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 in thousands was $2,968.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
MID-CAP EQUITY FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OF
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (98.3%)
CONSUMER DISCRETIONARY (13.4%)
Abercrombie & Fitch Co., Cl A                                    2,286   $   133
American Eagle Outfitters, Inc.                                  3,218        96
Black & Decker Corp. (The)                                       1,836       160
Brinker International, Inc.                                      2,232        94
Claire's Stores, Inc.                                            3,542       129
Darden Restaurants, Inc.                                         2,398        98
Dillard's, Inc., Cl A                                            4,853       126
Hilton Hotels Corp.                                              4,549       116
J.C. Penney Co., Inc.                                            2,425       146
Johnson Controls, Inc.                                           1,181        90
Lennar Corp., Cl A                                               1,421        86
Liz Claiborne, Inc.                                              3,004       123
McGraw-Hill Cos., Inc. (The)                                     1,589        92
Men's Wearhouse, Inc. (The)                                      3,783       136
Nordstrom, Inc.                                                  4,173       164
Polo Ralph Lauren Corp.                                          2,143       130
Whirlpool Corp.                                                  1,401       128
                                                                         -------
                                                                           2,047
                                                                         -------
CONSUMER STAPLES (3.7%)
Archer Daniels Midland Co.                                       4,612       156
Loews Corp. - Carolina Group                                     1,759        83
Pepsi Bottling Group, Inc. (The)                                 2,597        79
Reynolds American, Inc.                                          1,226       129
Smithfield Foods, Inc. * (b)                                     4,266       125
                                                                         -------
                                                                             572
                                                                         -------
ENERGY (7.8%)
Amerada Hess Corp.                                               1,181       168
Cooper Cameron Corp. *                                           2,972       131
Devon Energy Corp.                                               2,603       159
Marathon Oil Corp.                                               2,364       180
Murphy Oil Corp.                                                 2,444       122
Noble Energy, Inc.                                               1,792        79
Pride International, Inc. *                                      2,955        92
Tesoro Corp. *                                                   1,751       120
Valero Energy Corp.                                              2,243       134
                                                                         -------
                                                                           1,185
                                                                         -------
FINANCIALS (16.0%)
American Capital Strategies Ltd. (b)                             3,599       127
American Financial Group, Inc.                                   2,450       102
Arch Capital Group Ltd. *                                        1,776       103
Bear Stearns & Co., Inc.                                         1,715       237
CIT Group, Inc.                                                  3,933       209
Comerica, Inc.                                                   1,893       110
Conseco, Inc. *                                                  3,551        88
E*TRADE Financial Corp. *                                        7,347       197
Genworth Financial, Inc., Cl A                                   3,831       128
IndyMac Bancorp, Inc. (b)                                        1,450        59

KeyCorp                                                          4,443       164
Lincoln National Corp.                                           1,876       102
MBIA, Inc.                                                       2,056       124
MGIC Investment Corp.                                            1,765       118
Old Republic International Corp.                                 4,721       103
PMI Group, Inc. (The)                                            2,732       125
Radian Group, Inc.                                               1,652       100
St. Paul Travelers Cos., Inc. (The)                              2,262        95
TD Banknorth, Inc.                                               2,770        81
Zions Bancorp                                                      998        83
                                                                         -------
                                                                           2,455
                                                                         -------
HEALTH CARE (12.5%)
Allergan, Inc.                                                   1,474       160
Applera Corp.- Applied Biosystems Group                          2,711        74
Barr Pharmaceuticals, Inc. *                                       692        44
Becton, Dickinson & Co.                                          1,834       113
Biogen Idec, Inc. *                                              2,115       100
CIGNA Corp.                                                      1,382       180
Coventry Health Care, Inc. *                                     2,672       144
Dade Behring Holdings, Inc.                                      2,334        83
Express Scripts, Inc. *                                          1,521       134
Hospira, Inc. *                                                  2,110        83
Humana, Inc. *                                                   2,249       118
King Pharmaceuticals, Inc. *                                     6,127       106
Laboratory Corp. of America Holdings * (b)                       2,740       159
McKesson Corp.                                                   2,044       107
Mylan Laboratories, Inc.                                         2,039        48
PDL BioPharma, Inc. *                                            3,741       123
Universal Health Services, Inc., Cl B                            2,492       127
                                                                         -------
                                                                           1,903
                                                                         -------
INDUSTRIALS (13.4%)
Arrow Electronics, Inc. *                                        4,064       131
Crane Co.                                                        2,914       120
CSX Corp.                                                        2,494       149
Cummins, Inc. (b)                                                1,336       140
Eaton Corp.                                                      2,256       166
Goodrich Corp.                                                   2,162        94
Granite Construction, Inc.                                       2,730       133
Harsco Corp.                                                     1,985       164
Herman Miller, Inc.                                              3,275       106
L-3 Communications Holdings, Inc.                                1,303       112
Mettler Toledo International, Inc. *                             1,489        90
Norfolk Southern Corp.                                           1,978       107
Ryder System, Inc.                                               2,953       132
Sotheby's Holdings, Inc., Cl A *                                 4,760       138
Southwest Airlines Co.                                           7,914       142
Thomas & Betts Corp. *                                           2,223       114
                                                                         -------
                                                                           2,038
                                                                         -------
INFORMATION TECHNOLOGY (15.2%)
Accenture Ltd., Cl A                                             3,676       111
ADTRAN, Inc.                                                     2,816        74
Alliance Data Systems Corp. *                                    2,792       131
Amphenol Corp., Cl A                                             3,124       163
Broadcom Corp., Cl A *                                           3,100       134
Citrix Systems, Inc. *                                           4,268       162
Compuware Corp. *                                                6,115        48
Corning, Inc. *                                                  3,805       102
Freescale Semiconductor, Inc., Cl B *                            4,228       117
Global Payments, Inc.                                            3,442       181

Harris Corp.                                                     2,768       131
Lam Research Corp. *                                             3,272       141
MEMC Electronic Materials, Inc. * (b)                            3,544       131
National Semiconductor Corp.                                     5,448       152
NCR Corp. *                                                      3,816       159
NVIDIA Corp. *                                                   3,067       175
SanDisk Corp. *                                                  1,649        95
Western Digital Corp. *                                          5,935       115
                                                                         -------
                                                                           2,322
                                                                         -------
MATERIALS (4.7%)
FMC Corp.                                                        1,201        74
Freeport-McMoRan Copper & Gold, Inc., Cl B                       1,116        67
Louisiana-Pacific Corp.                                          4,543       124
Lubrizol Corp. (The)                                             1,839        79
Phelps Dodge Corp.                                               1,796       144
Rohm & Haas Co.                                                  2,437       119
Southern Copper Corp. (b)                                        1,215       103
                                                                         -------
                                                                             710
                                                                         -------
REITS (5.2%)
Boston Properties, Inc.                                            463        43
Brandywine Realty Trust                                          2,745        87
Camden Property Trust                                            1,279        92
CBL & Associates Properties, Inc.                                2,131        90
General Growth Properties, Inc.                                  2,518       123
New Century Financial Corp.                                      2,150        99
Simon Property Group, Inc.                                         790        66
SL Green Realty Corp.                                              434        44
Ventas, Inc.                                                     4,631       155
                                                                         -------
                                                                             799
                                                                         -------
TELECOMMUNICATION SERVICES (0.6%)
Qwest Communications International, Inc. *                      12,447        85
                                                                         -------

UTILITIES (5.8%)
AES Corp. (The) *                                                6,129       105
Allegheny Energy, Inc. *                                         2,538        86
Alliant Energy Corp                                              3,767       119
American Electric Power Co., Inc. (b)                            4,699       160
Edison International                                             4,228       174
FirstEnergy Corp.                                                1,666        81
Sempra Energy                                                    3,532       164
                                                                         -------
                                                                             889
                                                                         -------
TOTAL COMMON STOCKS (COST $12,262)                                        15,005
                                                                         -------

SHORT-TERM INVESTMENT (6.1%)
CSFB Enhanced Liquidity Portfolio (c)                          930,857       931
                                                                         -------

TOTAL SHORT-TERM INVESTMENT (COST $931)                                      931
                                                                         -------

MONEY MARKET FUNDS (2.0%)
Federated Prime Value Obligations Fund, Cl I                   298,762       299
                                                                         -------

TOTAL MONEY MARKET FUNDS (COST $299)                                         299
                                                                         -------

TOTAL INVESTMENTS (COST $13,492) (A) - 106.4%                             16,235
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%                              (975)
                                                                         -------

NET ASSETS - 100.0%                                                      $15,260
                                                                         =======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $12,578 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation.....................   $2,816
Unrealized Depreciation.....................      (90)
                                               ------
Unrealized Appreciation (Depreciation)......   $2,726
                                               ======

(b) This security or a partial position of the security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 in thousands was $906.

(c) This security was purchased with cash collateral held from securities lending.

Cl - Class

REIT - Real Estate Investment Trust.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC VARIABLE TRUST
SMALL CAP VALUE EQUITY FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)
(Amounts in thousands, except shares)

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
COMMON STOCKS (99.8%)
CONSUMER DISCRETIONARY  (20.5%)
ADESA, Inc.                                                      7,846   $   210
Applebee's International, Inc.                                  12,700       311
Bassett Furniture Industries, Inc.                               5,400       108
bebe stores, Inc.                                               16,900       310
Benetton Group SpA ADR                                           5,800       173
Borders Group, Inc.                                              9,700       245
BorgWarner, Inc.                                                 2,500       150
CKE Restaurants, Inc.                                           15,500       270
Cobra Electronics Corp. *                                        6,000        64
Courier Corp.                                                    2,400       106
Group 1 Automotive, Inc.                                         6,000       285
International Speedway Corp., Cl A                               4,800       244
Intrawest Corp.                                                  1,400        48
K-Swiss, Inc., Cl A                                              8,299       250
Lithia Motors, Inc.                                              7,500       260
Makita Corp. ADR                                                 9,552       292
Media General, Inc., Cl A                                        3,600       168
Meredith Corp.                                                   3,200       179
Movado Group, Inc.                                              13,700       315
Natuzzi SpA ADR                                                  6,400        47
SCP Pool Corp.                                                   3,900       183
Stanley Furniture Co., Inc.                                      2,000        59
United Auto Group, Inc.                                          3,900       168
Winnebago Industries, Inc. (b)                                   6,500       197
World Wrestling Entertainment, Inc.                              9,300       157
                                                                         -------
                                                                           4,799
                                                                         -------
CONSUMER STAPLES (2.8%)
Church & Dwight Co., Inc.                                        9,950       368
Corn Products International, Inc.                                2,000        59
J.M. Smucker Co. (The)                                           5,575       221
                                                                         -------
                                                                             648
                                                                         -------
ENERGY (4.7%)
CARBO Ceramics, Inc.                                             2,300       131
CHC Helicopter Corp., Cl A                                      19,900       506
Maritrans, Inc.                                                  3,600        88
Tidewater, Inc.                                                  4,600       254
Ultrapar Participacoes SA ADR                                    6,400       114
                                                                         -------
                                                                           1,093
                                                                         -------
FINANCIALS (16.6%)
American Financial Group, Inc.                                   4,700       196
Bank of Hawaii Corp.                                             3,300       176
BankAtlantic Bancorp, Inc. (b)                                  12,400       178
Banner Corp.                                                     2,700        92
Capital Corp. of the West                                        1,700        62
City National Corp.                                              2,200       169
Cohen & Steers, Inc.                                            10,000       245
Desert Community Bank                                            1,200        48

Federal Agricultural Mortgage Corp., Cl C                        2,011        59
First Republic Bank                                              8,000       303
Glacier Bancorp, Inc.                                            6,222       193
HCC Insurance Holdings, Inc.                                    10,400       362
Horizon Financial Corp.                                          6,756       173
Hub International Ltd.                                          16,400       459
International Bancshares Corp.                                   3,500       101
Jefferies Group, Inc.                                            3,100       181
National Interstate Corp.                                        3,305        72
Seacoast Banking Corp. of Florida                                5,910       172
StanCorp Financial Group, Inc.                                   5,300       287
Washington Federal, Inc.                                         6,965       169
West Coast Bancorp                                               6,276       175
                                                                         -------
                                                                           3,872
                                                                         -------
HEALTH CARE (4.5%)
Ansell Ltd. ADR                                                  3,300       108
Cooper Cos., Inc. (The) (b)                                      9,200       497
PerkinElmer, Inc.                                                7,500       176
Perrigo Co. (b)                                                 16,000       261
                                                                         -------
                                                                           1,042
                                                                         -------
INDUSTRIALS (31.6%)
ABM Industries, Inc.                                             5,500       105
American Ecology Corp. (b)                                       9,300       190
Apogee Enterprises, Inc.                                         4,800        81
Briggs & Stratton Corp.                                          4,300       152
Brink's Co. (The)                                                6,100       310
Deluxe Corp. (b)                                                 7,200       188
Donaldson Co., Inc.                                              5,300       179
DRS Technologies, Inc.                                           1,096        60
ElkCorp                                                          4,497       152
Forward Air Corp.                                                8,302       310
Freightcar America, Inc.                                         2,600       165
Gol Linhas Aereas Inteligentes SA ADR                            6,956       186
Graco, Inc.                                                     15,900       722
Granite Construction, Inc.                                       7,700       375
Grupo Aeroportuario del Pacifico SA de CV ADR *                 14,900       476
Heartland Express, Inc.                                         11,300       246
Lan Airlines SA ADR                                              4,200       165
Lennox International, Inc.                                       9,214       275
LSI Industries, Inc.                                            14,862       253
McGrath Rentcorp                                                 7,100       213
Mine Safety Appliances Co.                                       5,400       227
MSC Industrial Direct Co., Inc., Cl A                            3,400       184
Multi-Color Corp.                                                2,600        78
Oshkosh Truck Corp.                                              3,000       187
Portec Rail Products, Inc.                                       4,186        66
Quixote Corp.                                                   11,500       285
Ryder System, Inc.                                               5,300       237
Simpson Manufacturing Co., Inc.                                  4,500       195
Supreme Industries, Inc., Cl A                                   2,600        19
Valmont Industries, Inc.                                         6,200       261
Wabtec Corp.                                                    15,000       489
Walter Industries, Inc. (b)                                      5,800       386
                                                                         -------
                                                                           7,417
                                                                         -------
INFORMATION TECHNOLOGY (8.1%)
Diebold, Inc.                                                    5,600       230
Factset Research Systems, Inc.                                   7,300       324
Harris Corp.                                                     7,354       348

Jack Henry & Associates, Inc.                                   15,900       363
Keithley Instruments, Inc.                                       6,900       106
Nam Tai Electronics, Inc.                                        7,800       179
Reynolds & Reynolds Co. (The), Cl A                              8,401       239
Woodhead Industries, Inc.                                        6,200       103
                                                                         -------
                                                                           1,892
                                                                         -------
MATERIALS (8.4%)
Aber Diamond Corp.                                                 300        12
Agnico-Eagle Mines Ltd.                                         12,200       371
Airgas, Inc.                                                    14,800       580
Foundation Coal Holdings, Inc.                                   6,800       280
RPM International, Inc.                                         12,900       231
Scotts Miracle-Gro Co. (The), Cl A                               4,600       210
Valspar Corp. (The)                                             10,000       279
                                                                         -------
                                                                           1,963
                                                                         -------
UTILITIES (2.6%)
Companhia de Saneamento Basico ADR                              16,500       364
PNM Resources, Inc.                                             10,100       246
                                                                         -------
                                                                             610
                                                                         -------
TOTAL COMMON STOCKS (COST $16,561)                                        23,336
                                                                         -------
SHORT-TERM INVESTMENTS (7.7%)
CSFB Enhanced Liquidity Portfolio (c)                        1,800,825     1,801
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS (COST $1,801)                                 1,801
                                                                         -------
MONEY MARKET FUNDS (4.4%)
Federated Prime Value Obligations Fund, Cl I                 1,041,205     1,041
                                                                         -------
TOTAL MONEY MARKET FUNDS (COST $1,041)                                     1,041
                                                                         -------
TOTAL INVESTMENTS (COST $19,403) (A) - 111.9%                             26,178
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9)%                           (2,783)
                                                                         -------
NET ASSETS - 100.0%                                                      $23,395
                                                                         =======

----------
*    Non-income producing security.

(a) Cost for federal income tax purposes is $17,731 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $6,743
Unrealized Depreciation ..................      (96)
                                             ------
Unrealized Appreciation (Depreciation) ...   $6,647
                                             ======

(b) This security or a partial position of the security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 in thousands was $1,750.

(c) This security was purchased with cash collateral held from securities lending.

ADR  - American Depository Receipt

Cl   - Class

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

1. Organization

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering seven funds as of March 31, 2006. The schedules of portfolio investments presented herein are those of the Capital Appreciation Fund, the International Equity Fund, the Investment Grade Bond Fund, the Large Cap Relative Value Fund, the Large Cap Value Fund, the Mid-Cap Equity Fund, and the Small Cap Value Equity Fund (each a "Fund" and collectively the "Funds"). The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

Investment securities held in money market funds are stated at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures will be performed and monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' administrator and may preauthorize the Funds' administrator to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet. If the adviser does not preauthorize the Fund's administrator to utilize a Fair Value Pricing Service, the adviser will request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Security Transactions and Investment Income -- During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis.

Repurchase Agreements -- The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Foreign Currency Transactions -- The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

3. Concentrations/Risks

The International Equity Fund invests in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be a decreased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

4. Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral, is at least 100% of the market value of the securities loaned, or in the case of the Investment Grade Bond Fund, the initial value of the collateral is at least 102% of the market value of the securities loaned and 100% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment may consist of money market mutual funds registered under the Investment Company Act of 1940 and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At March 31, 2006, the Portfolio was invested in certificates of deposit, repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 4.58% to 5.09% and maturity dates ranging from 04/03/06 to 04/17/17).

ITEM 2. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30A-3(D) UNDER THE ACT (17 CFR 270.30A-3(D)) THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Variable Trust

By (Signature and Title)*   /s/ Joel B. Engle
                          ------------------------------------------------
                           Joel B. Engle, Treasurer, STI Classic Variable Trust

Date May 30, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ R. Jeffrey Young
                          ------------------------------------------------------
                         R. Jeffrey Young, President, STI Classic Variable Trust

Date May 30, 2006

By (Signature and Title)*   /s/ Joel B. Engle
                          -------------------------------------------------
                          Joel B. Engle, Treasurer, STI Classic Variable Trust

Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.